Note 5 - Stock Plans	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 5. STOCK PLANS

The Company maintains an Incentive Stock Option and Stock Award Plan under which officers and key employees may acquire up to a maximum of 2,155,028 common shares.

Stock Options

Options could be granted through December 31, 2008 at an option price not less than fair market value on the date of grant and are exercisable not earlier than six months nor later than ten years from the date of grant. Options vest over two and three year periods. As of December 31, 2011 and December 31, 2010, there was $0 unamortized expense related to stock options. As of December 31, 2011, three persons held outstanding options and were eligible to participate in the plans. Such options expire on various dates through April 8, 2014.

Under the stock option plans, the exercise price of each option equals the market price of the Company’s stock on the date of grant. For purposes of calculating the compensation cost, consistent with GAAP USA, the fair value of each grant was estimated on the date of grant using the Black-Scholes option-pricing model.  The Company has not issued any Incentive Stock Options since 2004, except for adjustments to previous grants for the 5% dividend declared in subsequent years.  It is the Company’s policy to issue new stock certificates to satisfy stock option exercises.

Stock options exercisable at December 31, 2011, 2010 and 2009 were 30,328, 32,727 and 48,454, respectively.  No options were granted in 2011, 2010 or 2009. The total intrinsic value of options exercised in 2011, 2010 and 2009 were $3,000, $4,000 and $0, respectively. The total cash received in 2011, 2010 and 2009 for the exercise of stock options was $6,000, $24,000 and $0, respectively.

The following table summarizes information about stock options activity for the twelve months ending December 31, 2011:

			Weighted average	Aggregate
		Weighted average	Remaining	Intrinsic
	Options	exercise price	Contractual Life	Value
Outstanding at beginning of year	34,365	$1.79
Granted	0	$-
Forfeited	0	$0
Exercised	(4,037)	$1.48
Outstanding, December 31, 2011	30,328	$1.83	1.2	$5,762

Exercisable, December 31, 2011	30,328	$1.83	1.2	$5,762

Restricted Shares

The employees will earn the restricted shares in exchange for services to be provided to the Company over a three year or five-year vesting period. All shares granted are governed by the Company’s Stock Award Plan, which was approved by shareholders in 2000 and amended in 2009.  The fair value of restricted shares is based on market price on the grant date.  In 2011 and 2010, the Company granted 68,000 and 47,800 restricted shares, respectively, with weighted average grant date fair values of $2.31 and $2.20, respectively. The compensation cost related to the stock awards is expensed on a straight-line basis across the vesting period.  The Company recorded $78,000, $72,000 and $83,000 in related net compensation expense for the years ended December 31, 2011, 2010 and 2009, respectively. As of December 31, 2011, 164,140 restricted shares are outstanding on a dividend adjusted basis. Total unrecognized compensation cost related to unvested stock awards is approximately $195,000 and is expected to be recognized over a weighted average period of 2 years.

The following table summarizes information regarding restricted share activity for the twelve months ending December 31, 2011:

		Weighted average
		Grant Date
	Shares	Fair Value
Unvested at December 31, 2010	152,460	$1.54
Granted	68,000	$2.31
Vested	(41,394)	$0.99
Forfeited	(14,926)	$1.94
Unvested, December 31, 2011	164,140	$1.96

Warrants

On September 23, 2004, the Company completed a $5.5 million private equity placement pursuant to separate agreements for the issuance of 1,216,816 (unadjusted) shares of its common stock, $1.00 par value, to certain institutional investors at a price of $4.52 per share (unadjusted), and issued warrants to those investors which would have allowed them to purchase up to an additional 486,726 (unadjusted) shares of common stock at $6.24 per share (unadjusted). These warrants became exercisable on March 21, 2005 and expired on March 20, 2010 without being exercised.